ING Life Insurance and Annuity Company
and its
Variable Annuity Account C

ING Map Plus NPSM

Supplement dated February 15, 2008 to the Contract Prospectus, Contract Prospectus Summary
and Statement of Additional Information, each dated April 30, 2007, as amended

The following information updates and amends certain information contained in your variable annuity Contract
Prospectus, Contract Prospectus Summary and Statement of Additional Information (SAI). Please read it carefully and keep it with your current variable annuity Contract Prospectus, Contract Prospectus Summary and
SAI for future reference.

1.	Effective January 31, 2008, ING FMRSM Large Cap Growth Portfolio changed its name to ING Van Kampen Large Cap Growth Portfolio. Accordingly, effective January 31, 2008, all references to ING
FMRSM Large Cap Growth Portfolio in the Contract Prospectus, Contract Prospectus Summary and SAI are deleted and replaced with ING Van Kampen Large Cap Growth Portfolio.

2.	The information for ING FMRSM Large Cap Growth Portfolio appearing in the Contract Prospectus under Appendix IV – Fund Descriptions is hereby deleted and replaced with the following:

Fund Name	Investment Adviser/Subadviser	Investment Objective(s)
ING Investors Trust – ING Van Kampen Large Cap Growth Portfolio (formerly ING FMRSM Large Cap Growth Portfolio)	Directed Services LLC Subadviser: Morgan Stanley Investment Management, Inc. (d/b/a Van Kampen)	Seeks growth of capital over the long term. The Portfolio’s investment objective is not fundamental and may be changed without a shareholder vote.

3.	On December 5, 2007, the Boards of Directors of ING Partners, Inc. and ING Investors Trust approved a proposal to reorganize certain Portfolios into the following respective “Surviving Portfolios.” Subject to approval by each Portfolio’s shareholders, after the close of business on April 25, 2008, the following Disappearing Portfolios will reorganize into and become part of the following Surviving Portfolios:

Disappearing Portfolio	Surviving Portfolio
ING JPMorgan International Portfolio	ING Templeton Foreign Equity Portfolio
ING Van Kampen Large Cap Growth Portfolio	ING Van Kampen Capital Growth Portfolio

Accordingly, effective after the close of business on April 25, 2008, investments in the Disappearing
Portfolios will automatically become investments in the Surviving Portfolios, as follows:

  All existing account balances invested in the ING JPMorgan International Portfolio (S Class) will automatically become investments in the ING Templeton Foreign Equity Portfolio (S Class).
  Class S of the ING Van Kampen Capital Growth Portfolio will automatically be added to your contract, and all existing account balances invested in the ING Van Kampen Large Cap Growth Portfolio (Class S) will automatically become investments in the ING Van Kampen Capital Growth Portfolio (Class S).

As a result of the reorganizations, effective April 28, 2008, all references to the Disappearing Portfolios in the Contract Prospectus, Contract Prospectus Summary and SAI are hereby deleted.

X.109860-07D	1 of 2	February 2008

Unless you provide us with alternative allocation instructions, all future allocations directed to the
Disappearing Portfolios after the date of the reorganizations will be automatically allocated to the Surviving
Portfolios. You may give us alternative allocation instructions at any time by contacting our Customer
Service Center through:

          ING
          USFS Customer Service
          Defined Contribution Administration
          P.O. Box 990063
          Hartford, CT 06199-0063
          1-800-262-3862

See also the Transfers section of your Contract Prospectus or the Investment Options section of your
Contract Prospectus Summary for further information about making fund allocation changes.

4.	The minimum and maximum Total Annual Fund Operating Expenses shown in the Contract Prospectus and Contract Prospectus Summary will not change as a result of the reorganizations. Therefore, there is no change to the hypothetical examples shown in the Contract Prospectus and Contract Prospectus Summary.

5.	Effective January 1, 2008, the information for ING International SmallCap Multi-Manager Fund appearing in the Contract Prospectus under Appendix IV – Fund Descriptions is hereby deleted and replaced with the following to reflect a change in subadviser name:

Fund Name	Investment Adviser/Subadviser	Investment Objective(s)
ING Mutual Funds – ING International SmallCap Multi- Manager Fund	ING Investments, LLC Subadviser: Acadian Asset Management LLC, Batterymarch Financial Management, Inc. and Schroder Investment Management North America Inc.	Seeks maximum long-term capital appreciation.

Insurance products issued by ING Life Insurance and Annuity Company. Securities offered through ING Financial Advisers,
LLC (Member SIPC), One Orange Way, Windsor, CT 06095-4774, or through other Broker-Dealers with which it has a selling agreement. These companies are wholly owned, indirect subsidiaries of ING Groep N.V. Insurance obligations are the responsibility of each individual company.

X.109860-07D	2 of 2	February 2008